                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2006
                                               ----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Summit Partners, L.P.
                 -------------------------------
   Address:      222 Berkeley St., 18th Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robin Devereux
         -------------------------------
Title:   Power of Attorney for
         Martin J. Mannion, Member
         -------------------------------
Phone:   (617) 824-1000
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Robin Devereux             Boston, MA       October 19, 2006
   ------------------------------    -----------------   ----------------
            [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                        --------------------

Form 13F Information Table Entry Total:             9
                                        --------------------

Form 13F Information Table Value Total:      $398,114
                                        --------------------
                                            (thousands)


List of Other Included Managers:             None

                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------

Aetna, Inc.               Common           00817Y108       99   2,500   SH           SOLE         N/A        2,500
Coventry Health Care,
Inc.                      Common           222862104       52   1,000   SH           SOLE         N/A        1,000
Global Cash Access
Holdings, Inc.            Common           378967103  270,527  17,928   SH           SOLE         N/A       17,928
Manor Care, Inc.          Common           564055101       78   1,500   SH           SOLE         N/A        1,500
National Home Health
Care Corp.                Common           636380107       59   6,000   SH           SOLE         N/A        6,000
Nighthawk Radiology
Holdings, Inc.            Common           65411N105   86,085   4,500   SH           SOLE         N/A        4,500
Seabright Insurance
Holdings, Inc.            Common           811656107   29,276   2,096   SH           SOLE         N/A        2,096
Tenet Healthcare Corp.    Common           88033G100       73   9,000   SH           SOLE         N/A        9,000
Unica Corporation         Common           904583101   11,865   1,152   SH           SOLE         N/A        1,152